- Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Site restoration costs	$ 33,975	$ 30,512
Finance lease liabilities	204,242	201,268
Share-based compensation liability (note 13)	111,405	53,725
Cash flow hedges (note 18)	90,199	68,664
Defined benefit pension plans (note 20)	25,076	22,403
Other	5,214	4,339
Other long-term liabilities, total	470,111	380,911
Less current maturities	(65,226)	(29,720)
Other non-current liabilities	$ 404,885	$ 351,191